UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY



                  Investment Company Act file number: 811-21275
                                                      ---------


                           Turnaround Investment Trust
                           ---------------------------
               (Exact name of registrant as specified in charter)


                 Post Office Box 7365, Eugene, Oregon 97401-0015
                 -----------------------------------------------
               (Address of principal executive offices) (Zip code)


                                Julian G. Winters
     116 S. Franklin Street, P. O. Box 69, Rocky Mount, North Carolina 27804
     -----------------------------------------------------------------------
                     (Name and address of agent for service)


        Registrant's telephone number, including area code: 252-972-9922
                                                            ------------


                  Date of fiscal year end: Last Day of February
                                           --------------------


                     Date of reporting period: May 31, 2006
                                               ------------

ITEM 1. SCHEDULE OF INVESTMENTS

THE TURNAROUND FUND (TM)

Schedule of Investments
(Unaudited)

As of May 31, 2006

------------------------------------------------------------------------------------------------------------------------------------
                                                     Market Value                                                       Market Value
                                          Shares       (Note 1)                                               Shares      (Note 1)
-----------------------------------------------------------------    ---------------------------------------------------------------

COMMON STOCKS - 81.81%                                               CALL OPTIONS PURCHASED - 11.54% (Note 2)

Airlines - 10.15%                                                    *  Blockbuster Inc., 01/19/2008
*    JetBlue Airways Corporation           83,000   $    864,860           Strike $5.00                        2,000    $   200,000
                                                  ---------------
                                                                     *  Commerce Bancorp, Inc., 01/19/2008
Auto Parts & Equipment - 2.08%                                             Strike $30.00                         175        217,000
     Lear Corporation                       7,500        177,750     *  Eastman Kodak Company, 01/19/2008
                                                  ---------------
                                                                           Strike $20.00                         275        184,250
Banks - 13.83%                                                       *  Wal-Mart Stores, Inc., 01/19/2008
     Commerce Bancorp, Inc.                30,000      1,178,700           Strike $45.00                         450        382,500
                                                  ---------------
                                                                                                                     ---------------
Commercial Services - 4.24%                                          Total Call Options Purchased
*    BearingPoint, Inc.                    45,000        361,350           (Cost $908,170)                                  983,750
                                                  ---------------                                                    ---------------

Computers - 4.03%                                                    INVESTMENT COMPANY - 2.48%
*    Gateway Inc.                         200,000        344,000        Evergreen Institutional Money Market Fund
                                                  ---------------
                                                                           (Cost $211,982)                   211,982        211,982
                                                                                                                     ---------------
Food - 4.68%
*    Wild Oats Markets, Inc.               25,000        398,750     Total Investments (Cost $8,005,866) - 95.83%       $ 8,170,732
                                                  ---------------
                                                                     Other Assets less Liabilities - 4.17%                  355,102
                                                                                                                     ---------------
Internet - 18.96%
*    1-800-FLOWERS.COM Inc.                60,000        378,600     Net Assets - 100.00%                               $ 8,525,834
                                                                                                                     ===============
*    Overstock.com, Inc.                   57,500      1,237,975
                                                  ---------------
                                                       1,616,575     *  Non-income producing investment.
                                                  ---------------
Miscellaneous Manufacturer - 2.26%
     Eastman Kodak Company                  8,000        192,880
                                                  ---------------    Aggregate  cost for financial  reporting and federal  income
                                                                     tax      purposes      is     the      same.      Unrealized
Retail - Automobiles - 8.21%                                         appreciation/(depreciation)  of  investments  for  financial reporting and federal income tax purposes is as follows:
*    Carmax, Inc.                          22,000        699,820
                                                  ---------------
Retail - Building Products - 4.47%                                   Aggregate gross unrealized appreciation            $ 1,040,893
     The Home Depot, Inc.                  10,000        381,200     Aggregate gross unrealized depreciation            $  (876,027)
                                                  ---------------                                                    ---------------

Retail - Home Furnishings - 3.58%                                    Net unrealized appreciation                        $   164,866
     Pier 1 Imports, Inc.                  36,000        305,640                                                     ===============
                                                  ---------------
Retail - Video Rental - 5.32%
*    Blockbuster Inc.                      38,500        179,025
     Movie Gallery, Inc.                   55,000        274,450
                                                  ---------------
                                                         453,475
                                                  ---------------

Total Common Stocks (Cost $6,885,714)                  6,975,000
                                                  ---------------



                                                                                                                         (Continued)

THE TURNAROUND FUND (TM)

Schedule of Investments
(Unaudited)

As of May 31, 2006

------------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------    ---------------------------------------------------------------

Note 1 - Investment Valuation                                        Summary of Investments by Industry
                                                                                                             % of Net       Market
The  Fund's  investments  in  securities  are  carried at value.     Industry                                 Assets        Value
Securities  listed on an exchange or quoted on a national market     --------------------------------------------------------------
system  are  valued  at the last  sales  price  as of 4:00  p.m.     Airlines                                 10.15%    $   864,860
Eastern Time.  Securities traded in the NASDAQ  over-the-counter     Auto Parts & Equipment                    2.08%        177,750
market  are  generally  valued at the  NASDAQ  Official  Closing     Banks                                    16.37%      1,395,700
Price.  Other securities traded in the  over-the-counter  market     Commercial Services                       4.24%        361,350
and listed  securities  for which no sale was  reported  on that     Computers                                 4.03%        344,000
date are valued at the most  recent bid  price.  Securities  and     Food                                      4.68%        398,750
assets  for  which  representative  market  quotations  are  not     Internet                                 18.96%      1,616,575
readily  available (e.g., if the exchange on which the portfolio     Investment Company                        2.48%        211,982
security is principally traded closes early or if trading of the     Miscellaneous Manufacturer                4.42%        377,130
particular  portfolio security is halted during the day and does     Retail - Automobiles                      8.21%        699,820
not resume prior to the Fund's net asset value  calculation)  or     Retail - Building Products                4.47%        381,200
which  cannot  be  accurately  valued  using the  Funds'  normal     Retail - Discount                         4.50%        382,500
pricing  procedures  are valued at fair value as  determined  in     Retail - Home Furnishings                 3.58%        305,640
good faith under policies approved by the Trustees.  A portfolio     Retail - Video Rental                     7.66%        653,475
security's  "fair  value"  price may differ  from the price next     --------------------------------------------------------------
available for that  portfolio  security  using the Fund's normal     Total                                    95.83%    $ 8,170,732
pricing procedures. Investment companies are valued at net asset value. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.


Note 2 - Option Writing

When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, include brokerage commissions, is also treated as a realized gain or loss (depending on if the premium is less than the amount paid for the closing purchase transaction). If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as the writer of the option, bears the risk of an unfavorable change in the price of the security underlying the written option.



ITEM 2. CONTROLS AND PROCEDURES

(a) The Principal Executive Officer and the Principal Financial Officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith as Exhibit A.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Turnaround Investment Trust


By: (Signature and Title)
                                 /s/ Arne T. Alsin
                                 _____________________________
                                 Arne T. Alsin
                                 Trustee, Chairman, President and
                                 Principal Executive Officer

Date: July 27, 2006





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: (Signature and Title)
                                 /s/ Arne T. Alsin
                                 _____________________________
                                 Arne T. Alsin
                                 Trustee, Chairman, President and
                                 Principal Executive Officer
                                 Turnaround Investment Trust

Date: July 27, 2006





By:  (Signature and Title)
                                 /s/ Glenn D. Surowiec
                                 _____________________________
                                 Glenn D. Surowiec
                                 Treasurer and Principal Financial Officer
                                 Turnaround Investment Trust

Date: July 25, 2006